Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

Borrowings

On January 2, 2025, Jiangxi Yibo entered into a bank loan in the amount of $2,086 (RMB15,000), from Agricultural Bank of China Xinyu Branch with an annual interest rate of 3.10%, which will mature on December 30, 2025. The loan was secured by the mortgage of the properties of Jiangxi Yibo Electronics Technology Co., Ltd.

On January 14, 2025, Jiangxi Yibo entered into a credit bank loan in the amount of $4,173 (RMB30,000), from Xinyu Rural Commercial Bank Gaoxin Branch with one year maturity and an annual interest rate of 3.35%.

On March 13, 2025, Jiangxi Yibo entered into a bank loan in the amount of $4,173 (RMB30,000), from Industrial and Commercial Bank of China Xinyu Branch with an annual interest rate of 2.80%, which will mature on February 24, 2026. The bank loan was secured by Plant Image.

On March 18, 2025, Jiangxi Leibotai entered into a credit bank loan in the amount of $1,391 (RMB10,000), from Bank of China Xinyu Gaoxin Branch with one year maturity and an annual interest rate of 2.90%. The bank loan was secured by Jiangxi Yibo.

The Group has evaluated subsequent events from the balance sheet date of December 31, 2024 through March 28, 2025, the issuance of the consolidated financial statements and noted that there are no other subsequent events.